Schedule of Investments (unaudited)
September 30, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 81.5%
Communication Services — 7.0%
Diversified Telecommunication Services — 1.3%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$3,550,000	$3,396,339 (a)(b)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	28,625,000	27,844,554 (a)
Total Diversified Telecommunication Services				31,240,893
Entertainment — 1.9%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	17,906,000	18,186,856 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	17,327,000	17,501,932 (a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	10,493,000	10,263,799 (a)
Total Entertainment				45,952,587
Interactive Media & Services — 2.5%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	21,423,000	20,153,687 (a)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.00% PIK)	13.000%	7/31/30	24,754,660	24,829,908 (a)(c)
Snap Inc., Senior Notes	6.875%	3/15/34	5,500,000	5,580,473 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	14,689,000	11,838,733 (a)
Total Interactive Media & Services				62,402,801
Media — 1.3%
Cable One Inc., Senior Notes	4.000%	11/15/30	8,958,000	7,598,448 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	12,803,000	11,612,567
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	18,329,000	10,990,246 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,338,000	1,856,597
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	2,916,000	408,240
Total Media				32,466,098

Total Communication Services				172,062,379
Consumer Discretionary — 13.6%
Automobile Components — 1.4%
Aptiv Swiss Holdings Ltd., Senior Notes	4.150%	5/1/52	1,550,000	1,173,170
Phinia Inc., Senior Notes	6.625%	10/15/32	7,540,000	7,777,646 (a)
Phinia Inc., Senior Secured Notes	6.750%	4/15/29	3,236,000	3,337,741 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	22,604,000	22,075,616 (a)
Total Automobile Components				34,364,173
Automobiles — 0.6%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	2,558,000	2,553,395
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	12,848,000	12,840,897 (a)
Total Automobiles				15,394,292
Broadline Retail — 0.6%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	2,725,000	2,704,520
QVC Inc., Senior Secured Notes	5.450%	8/15/34	23,871,000	12,744,464
Total Broadline Retail				15,448,984
Diversified Consumer Services — 1.6%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	16,167,000	16,127,140 (a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	22,903,000	22,919,777 (a)
Total Diversified Consumer Services				39,046,917
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 5.9%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	$31,352,000	$17,992,129 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	15,542,000	16,137,993 (a)
Brightstar Lottery PLC, Senior Secured Notes	6.250%	1/15/27	12,281,000	12,404,596 (a)
Lindblad Expeditions LLC, Senior Secured Notes	7.000%	9/15/30	6,500,000	6,629,447 (a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	5,000,000	4,863,852 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	5,500,000	5,503,754 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	2,582,000	2,606,636 (a)(d)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	1,500,000	1,499,185 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	2,510,000	2,520,802 (a)
Station Casinos LLC, Senior Notes	6.625%	3/15/32	500,000	513,980 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	20,172,000	20,334,687 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	19,455,000	19,475,311 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	10,643,000	10,703,803 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	15,303,000	16,436,264 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	7,190,000	7,175,724 (a)
Total Hotels, Restaurants & Leisure				144,798,163
Household Durables — 1.6%
Century Communities Inc., Senior Notes	6.750%	6/1/27	5,604,000	5,606,009
Century Communities Inc., Senior Notes	3.875%	8/15/29	267,000	251,421 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	15,865,000	16,473,582 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	7,605,000	7,657,399 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	7,600,000	7,577,731 (a)
Whirlpool Corp., Senior Notes	6.125%	6/15/30	2,750,000	2,773,986
Total Household Durables				40,340,128
Specialty Retail — 1.6%
Arko Corp., Senior Notes	5.125%	11/15/29	18,968,000	16,104,289 (a)
EG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	14,227,000	15,646,798 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	7,283,000	6,653,834 (a)
Total Specialty Retail				38,404,921
Textiles, Apparel & Luxury Goods — 0.3%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	14,180,000	7,373,600 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	494,250	180,401 (a)
Total Textiles, Apparel & Luxury Goods				7,554,001

Total Consumer Discretionary				335,351,579
Energy — 7.4%
Energy Equipment & Services — 0.3%
WBI Operating LLC, Senior Notes	6.250%	10/15/30	7,200,000	7,200,000 (a)(d)
Oil, Gas & Consumable Fuels — 7.1%
Baytex Energy Corp., Senior Notes	7.375%	3/15/32	7,700,000	7,544,667 (a)
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	4,595,000	4,595,188 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	5,000,000	4,968,311 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	9,455,000	8,332,227 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	14,115,000	10,805,922
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	8,585,000	8,446,191 (e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	$4,353,000	$4,386,993
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	6,950,000	6,894,374 (a)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	1,725,000	1,771,523 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	6,100,000	6,204,194
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,270,000	945,675
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	2,000,000	2,097,764 (a)
Raizen Fuels Finance SA, Senior Notes	6.250%	7/8/32	750,000	732,938 (a)
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	9,400,000	8,665,390 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	6,142,000	6,001,426 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	28,104,000	29,137,872 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	5,850,000	5,852,302
SM Energy Co., Senior Notes	6.625%	1/15/27	10,242,000	10,246,311
SM Energy Co., Senior Notes	6.500%	7/15/28	6,160,000	6,204,617
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	8,318,000	8,329,404 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	19,458,000	19,215,726 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	9,000,000	8,632,625 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	5,500,000	5,570,813 (a)
Total Oil, Gas & Consumable Fuels				175,582,453

Total Energy				182,782,453
Financials — 28.3%
Banks — 5.2%
Bank of America Corp., Junior Subordinated Notes (4.375% to 1/27/27 then 5 year Treasury Constant Maturity Rate + 2.760%)	4.375%	1/27/27	4,500,000	4,431,236 (f)(g)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	23,454,000	23,263,246 (f)(g)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	11,024,000	10,994,535 (f)(g)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	13,728,000	13,594,218 (f)(g)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	3,335,000	3,241,880 (f)(g)
Popular Inc., Senior Notes	7.250%	3/13/28	10,421,000	10,895,166
Societe Generale SA, Senior Notes	3.625%	3/1/41	4,925,000	3,690,996 (a)
Societe Generale SA, Senior Notes (4.027% to 1/21/42 then 1 year Treasury Constant Maturity Rate + 1.900%)	4.027%	1/21/43	3,555,000	2,767,794 (a)(g)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	8,250,000	8,132,467 (g)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	32,462,000	32,185,213 (f)(g)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	14,718,000	14,311,783 (g)
Total Banks				127,508,534
Capital Markets — 3.5%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.700% to 3/20/26 then 5 year Treasury Constant Maturity Rate + 3.352%)	3.700%	3/20/26	1,863,000	1,846,603 (f)(g)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	$10,303,000	$10,109,596 (f)(g)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	5,265,000	5,455,009 (a)(f)(g)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	12,050,000	11,927,765 (f)(g)
CI Financial Corp., Senior Notes	7.500%	5/30/29	10,100,000	10,768,235 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	10,328,000	9,272,324
Goldman Sachs Group Inc., Junior Subordinated Notes (3.800% to 5/10/26 then 5 year Treasury Constant Maturity Rate + 2.969%)	3.800%	5/10/26	3,825,000	3,784,202 (f)(g)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	16,375,000	16,496,973 (a)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	5,000,000	4,938,268 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (4.875% to 2/12/27 then 5 year Treasury Constant Maturity Rate + 3.404%)	4.875%	2/12/27	4,535,000	4,481,014 (a)(f)(g)
XP Inc., Senior Notes	6.750%	7/2/29	6,700,000	6,889,871 (a)
Total Capital Markets				85,969,860
Consumer Finance — 7.3%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	2,457,000	2,412,755 (f)(g)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	11,225,000	11,163,275 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	15,849,000	16,671,262 (a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/30	700,000	702,474 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	21,953,000	23,191,368 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	8,804,000	9,356,856 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	24,905,000	26,506,292 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	9,775,000	9,592,150 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	21,526,000	21,512,652 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	8,457,000	8,832,364 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	14,262,000	13,256,338 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	36,754,000	36,126,058 (a)
Total Consumer Finance				179,323,844
Financial Services — 8.0%
Block Inc., Senior Notes	5.625%	8/15/30	7,250,000	7,350,833 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	3,770,000	3,779,779 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	28,688,000	28,862,092 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	3,800,000	3,871,630 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	10,641,000	10,799,911 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	9,625,000	9,611,756 (a)
Freedom Mortgage Corp., Senior Notes	12.000%	10/1/28	4,955,000	5,252,300 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	24,952,000	26,369,997 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	6,550,000	6,855,852 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	5.000%	2/1/26	9,752,000	9,752,000 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	5.500%	8/15/28	7,030,000	7,030,000 (a)
NMI Holdings Inc., Senior Notes	6.000%	8/15/29	753,000	779,197
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	17,725,000	18,743,904 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	7,183,250	6,843,310 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
United Wholesale Mortgage LLC, Senior Notes	5.500%	11/15/25	$8,287,000	$8,289,417 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	8,120,000	8,121,839 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	31,981,000	31,567,291 (a)
UWM Holdings LLC, Senior Notes	6.250%	3/15/31	4,400,000	4,381,794 (a)
Total Financial Services				198,262,902
Insurance — 4.3%
AmWINS Group Inc., Senior Secured Notes	6.375%	2/15/29	2,185,000	2,230,791 (a)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	11,542,000	11,990,695 (a)
First American Financial Corp., Senior Notes	5.450%	9/30/34	1,000,000	1,003,559
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	6,939,000	7,205,444 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	32,876,000	33,873,819 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	20,240,000	21,066,156 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	7,275,000	7,057,733 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	22,426,000	22,693,789 (a)
Total Insurance				107,121,986

Total Financials				698,187,126
Health Care — 5.9%
Biotechnology — 0.6%
Fortrea Holdings Inc., Senior Secured Notes	7.500%	7/1/30	15,405,000	14,606,872 (a)
Health Care Equipment & Supplies — 0.2%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	5,563,000	5,428,876 (a)
Health Care Providers & Services — 2.0%
Centene Corp., Senior Notes	2.450%	7/15/28	6,000,000	5,580,198
Centene Corp., Senior Notes	4.625%	12/15/29	3,631,000	3,522,909
HealthEquity Inc., Senior Notes	4.500%	10/1/29	1,642,000	1,594,177 (a)
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	12,548,000	12,248,838 (a)
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	3,850,000	3,896,273 (a)
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	8,955,000	7,396,293 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	13,814,000	14,621,332 (a)
Total Health Care Providers & Services				48,860,020
Life Sciences Tools & Services — 2.1%
Charles River Laboratories International Inc., Senior Notes	4.250%	5/1/28	21,275,000	20,826,780 (a)
Charles River Laboratories International Inc., Senior Notes	4.000%	3/15/31	5,340,000	4,977,154 (a)
IQVIA Inc., Senior Notes	5.000%	10/15/26	20,635,000	20,628,292 (a)
IQVIA Inc., Senior Notes	6.250%	6/1/32	4,000,000	4,117,564 (a)
Total Life Sciences Tools & Services				50,549,790
Pharmaceuticals — 1.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	6.750%	5/15/34	14,488,000	13,910,459 (a)
Utah Acquisition Sub Inc., Senior Notes	5.250%	6/15/46	5,712,000	4,749,300
Viatris Inc., Senior Notes	3.850%	6/22/40	5,225,000	3,986,586
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Viatris Inc., Senior Notes	4.000%	6/22/50	$4,500,000	$3,072,175
Total Pharmaceuticals				25,718,520

Total Health Care				145,164,078
Industrials — 7.0%
Aerospace & Defense — 0.8%
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	14,557,000	14,852,638 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	6,153,000	6,298,525 (a)
Total Aerospace & Defense				21,151,163
Building Products — 0.5%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	4,975,000	5,182,624 (a)
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	6,300,000	6,483,954 (a)
Total Building Products				11,666,578
Commercial Services & Supplies — 0.7%
Matthews International Corp., Secured Notes	8.625%	10/1/27	16,568,000	17,134,559 (a)
Construction & Engineering — 0.9%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	21,038,000	21,273,752 (a)
Electrical Equipment — 1.1%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	11,198,000	11,253,712
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	651,000	699,189
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	16,034,000	16,255,991 (a)
Total Electrical Equipment				28,208,892
Ground Transportation — 0.0%††
XPO Inc., Senior Secured Notes	6.250%	6/1/28	654,000	667,641 (a)
Machinery — 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	6,727,000	6,740,703
Passenger Airlines — 2.0%
Air Canada Pass-Through Trust	3.300%	1/15/30	4,557,285	4,323,381 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	10,279,000	10,415,584 (a)
British Airways Pass-Through Trust	3.300%	12/15/32	4,175,254	3,956,044 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	91,625	91,515 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	16,254,000	16,352,162 (a)
JetBlue Airways Pass-Through Trust	4.000%	11/15/32	8,349,284	7,870,349
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,678,000	5,674,162 (a)
Total Passenger Airlines				48,683,197
Professional Services — 0.6%
Concentrix Corp., Senior Notes	6.850%	8/2/33	8,837,000	9,177,018
TriNet Group Inc., Senior Notes	3.500%	3/1/29	5,630,000	5,271,079 (a)
Total Professional Services				14,448,097
Trading Companies & Distributors — 0.1%
FTAI Aviation Investors LLC, Senior Notes	7.000%	6/15/32	2,326,000	2,436,245 (a)

Total Industrials				172,410,827
Information Technology — 5.2%
Communications Equipment — 0.7%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,659,000	5,956,973 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Communications Equipment — continued
Nokia oyj, Senior Notes	6.625%	5/15/39	$11,223,000	$11,816,158
Total Communications Equipment				17,773,131
IT Services — 1.1%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	15,518,000	15,054,770 (a)
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	11,995,000	11,631,551 (a)
Total IT Services				26,686,321
Semiconductors & Semiconductor Equipment — 0.8%
Kioxia Holdings Corp., Senior Notes	6.250%	7/24/30	8,500,000	8,679,639 (a)
Qorvo Inc., Senior Notes	3.375%	4/1/31	12,564,000	11,554,763 (a)
Total Semiconductors & Semiconductor Equipment				20,234,402
Software — 2.6%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	26,563,000	22,971,815 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	2,050,000	1,970,231 (a)
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	5,977,000	5,983,045 (a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	4,415,000	4,298,990 (a)
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	18,450,000	18,725,702 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	9,095,000	8,631,499 (a)
Total Software				62,581,282

Total Information Technology				127,275,136
Materials — 4.4%
Chemicals — 2.4%
Ashland Inc., Senior Notes	6.875%	5/15/43	8,530,000	8,952,124
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	17,260,000	18,317,175 (a)
FMC Corp., Senior Notes	6.375%	5/18/53	2,000,000	1,976,725
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	29,002,000	28,749,950 (a)
Total Chemicals				57,995,974
Metals & Mining — 1.6%
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	8,255,000	8,514,422 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	3,250,000	3,350,945 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	23,956,000	23,970,158 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	2,554,000	2,605,435 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,336,000	1,374,640
Total Metals & Mining				39,815,600
Paper & Forest Products — 0.4%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	10,278,000	9,679,204 (a)

Total Materials				107,490,778
Real Estate — 2.1%
Health Care REITs — 0.0%††
National Health Investors Inc., Senior Notes	3.000%	2/1/31	889,000	804,889
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	4.750%	10/15/27	3,256,000	3,243,968
XHR LP, Senior Secured Notes	4.875%	6/1/29	4,107,000	4,025,735 (a)
Total Hotel & Resort REITs				7,269,703
Real Estate Management & Development — 1.2%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	19,154,000	18,989,586 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate Management & Development — continued
Forestar Group Inc., Senior Notes	6.500%	3/15/33	$9,700,000	$9,931,229 (a)
Total Real Estate Management & Development				28,920,815
Specialized REITs — 0.6%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	11,000,000	11,195,360 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	2,800,000	2,809,068 (a)
Total Specialized REITs				14,004,428

Total Real Estate				50,999,835
Utilities — 0.6%
Electric Utilities — 0.6%
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	6,250,000	4,735,492
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	3,600,000	3,048,322
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	7,460,000	7,823,899 (a)

Total Utilities				15,607,713
Total Corporate Bonds & Notes (Cost — $2,011,486,383)				2,007,331,904
Senior Loans — 4.8%
Communication Services — 0.8%
Interactive Media & Services — 0.8%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	6.913%	7/8/31	20,312,293	19,956,828 (g)(h)(i)

Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.6%
J&J Ventures Gaming LLC, 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.663%	4/26/30	7,900,300	7,829,948 (g)(h)(i)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.163%	3/14/31	7,949,953	7,958,618 (g)(h)(i)

Total Consumer Discretionary				15,788,566
Financials — 1.9%
Financial Services — 0.2%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.321%	11/5/31	6,467,500	5,235,991 (g)(h)(i)
Insurance — 1.7%
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	10,421,250	10,427,972 (g)(h)(i)
Ardonagh Group Finco Pty Ltd., 2025 Term Loan Facility B (3 mo. Term SOFR + 2.750%)	6.752-6.950%	2/15/31	18,158,864	18,105,931 (g)(h)(i)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	6.575%	6/20/30	5,900,226	5,915,507 (g)(h)(i)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.752%	5/6/31	6,975,806	6,986,724 (g)(h)(i)
Total Insurance				41,436,134

Total Financials				46,672,125
Information Technology — 0.5%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.663%	9/27/29	8,528,354	8,437,144 (g)(h)(i)(j)
IT Services — 0.1%
Amentum Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.413%	9/29/31	3,402,748	3,406,474 (g)(h)(i)

Total Information Technology				11,843,618
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.1%
Construction Materials — 0.1%
Knife River Corp., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	6.123%	3/8/32	$2,985,000	$2,995,268 (g)(h)(i)

Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, Second Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	5/18/30	2,905,898	2,915,589 (g)(h)(i)

Utilities — 0.8%
Electric Utilities — 0.3%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.064%	4/16/31	6,865,152	6,873,527 (g)(h)(i)
Independent Power and Renewable Electricity Producers — 0.5%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.502%	2/19/32	12,686,250	12,442,420 (g)(h)(i)

Total Utilities				19,315,947
Total Senior Loans (Cost — $120,406,823)				119,487,941
Convertible Bonds & Notes — 0.7%
Communication Services — 0.6%
Interactive Media & Services — 0.2%
Snap Inc., Senior Notes	0.500%	5/1/30	4,000,000	3,440,000
Media — 0.4%
Cable One Inc., Senior Notes	1.125%	3/15/28	12,646,000	10,824,976

Total Communication Services				14,264,976
Consumer Discretionary — 0.0%††
Automobiles — 0.0%††
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	1,375,000	1,234,750

Information Technology — 0.1%
IT Services — 0.1%
Block Inc., Senior Notes	0.250%	11/1/27	2,000,000	1,826,500

Total Convertible Bonds & Notes (Cost — $16,904,737)				17,326,226
Asset-Backed Securities — 0.5%
ALESCO Preferred Funding Ltd., 6A PPNE	—	3/23/35	336,608	147,429 *(a)(k)(l)(m)
ALESCO Preferred Funding Ltd., PNN	—	3/23/35	621,631	285,629 *(a)(k)(l)(m)
Cogent LLC, 2024-1A A2	7.924%	5/25/54	5,800,000	6,039,259 (a)(m)
Cogent LLC, 2025-1A A2	6.646%	4/25/55	3,750,000	3,850,203 (a)
Fort Sheridan CDO Ltd., 2005-1A, PPN2	—	11/5/41	611,948	325,807 *(a)(k)(l)(m)
Taberna Preferred Funding Ltd., 2005-1A, PPN2	—	7/5/35	1,175,564	539,478 *(a)(k)(l)(m)

Total Asset-Backed Securities (Cost — $12,123,303)				11,187,805
Total Investments before Short-Term Investments (Cost — $2,160,921,246)				2,155,333,876
			Shares
Short-Term Investments — 12.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $293,903,809)	4.013%		293,903,809	293,903,809 (n)(o)
Total Investments — 99.5% (Cost — $2,454,825,055)				2,449,237,685
Other Assets in Excess of Liabilities — 0.5%				13,494,788
Total Net Assets — 100.0%				$2,462,732,473

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Corporate Credit Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of September 30, 2025.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of September 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(l)	Security is valued using significant unobservable inputs (Note 1).
(m)	Restricted security (Note 3).
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $293,903,809 and the cost was $293,903,809 (Note 2).

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,007,331,904	—	$2,007,331,904
Senior Loans	—	119,487,941	—	119,487,941
Convertible Bonds & Notes	—	17,326,226	—	17,326,226
Asset-Backed Securities	—	9,889,462	$1,298,343	11,187,805
Total Long-Term Investments	—	2,154,035,533	1,298,343	2,155,333,876
Short-Term Investments†	$293,903,809	—	—	293,903,809
Total Investments	$293,903,809	$2,154,035,533	$1,298,343	$2,449,237,685

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$218,703,492	$744,738,188	744,738,188	$669,537,871	669,537,871

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$8,778,771	—	$293,903,809
3. Restricted securities
The following Fund investments are restricted as to resale.

Security	Face Amounts/ Shares	Acquisition Date	Cost	Value at 9/30/2025	Value Per Unit/Share	Percent of Net Assets
ALESCO Preferred Funding Ltd., 6A PPNE	$336,608	3/05, 1/06	$336,608	$147,429 (a)(b)	$0.44	0.01%

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report

Security	Face Amounts/ Shares	Acquisition Date	Cost	Value at 9/30/2025	Value Per Unit/Share	Percent of Net Assets
ALESCO Preferred Funding Ltd., PNN	$621,631	12/04, 7/05, 1/06	$621,630	$285,629 (a)(b)	$0.46	0.01%
Cogent LLC, 2024-1A A2	$5,800,000	4/24	5,799,829	6,039,259 (a)	1.04	0.25
Fort Sheridan CDO Ltd., 2005-1A, PPN2	$611,948	3/05, 5/06, 12/09	536,169	325,807 (a)(b)	0.53	0.01
Taberna Preferred Funding Ltd., 2005-1A, PPN2	$1,175,564	3/05, 5/06, 12/09	1,079,150	539,478 (a)(b)	0.46	0.02
			$8,373,386	$7,337,602		0.30%

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in good faith in accordance with procedures approved by the Board of Trustees.

BrandywineGLOBAL — Corporate Credit Fund 2025 Quarterly Report